UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2015 (Unaudited)

Deutsche Emerging Markets Equity Fund

	Shares	Value ($)
Equity Securities 89.7%
Brazil 5.6%
Banco Bradesco SA (Preferred)	23,520	187,393
Banco do Brasil SA	50,000	321,997
BR Malls Participacoes SA	31,000	116,342
BR Properties SA	35,000	116,021
BRF SA	34,000	713,673
Cia Brasileira de Distribuicao (Preferred)	20,400	446,852
Cosan SA Industria e Comercio	51,500	312,855
Itau Unibanco Holding SA (Preferred)	137,148	1,204,869
Petroleo Brasileiro SA (ADR)* (a)	95,000	646,000
(Cost $7,325,777)		4,066,002
China 19.4%
3SBio, Inc. 144A*	75,000	89,199
Alibaba Group Holding Ltd. (ADR)* (a)	4,166	326,364
Anhui Conch Cement Co., Ltd. "H"	260,000	808,558
Baidu, Inc. (ADR)*	3,500	604,310
China Construction Bank Corp. "H"	2,331,000	1,901,482
China Maple Leaf Educational Systems Ltd.	594,000	197,686
China Merchants Bank Co., Ltd. "H"	379,000	979,228
Industrial & Commercial Bank of China Ltd. "H"	2,627,315	1,809,015
JD.com, Inc. (ADR)*	70,000	2,312,100
PetroChina Co., Ltd. "H"	1,394,824	1,365,247
Ping An Insurance (Group) Co. of China Ltd. "H"	248,000	1,427,150
Tencent Holdings Ltd.	123,000	2,294,646
(Cost $12,370,915)		14,114,985
Czech Republic 0.3%
CEZ AS (Cost $281,450)	9,600	233,081
Hong Kong 5.8%
China Mobile Ltd.	140,000	1,828,214
China Overseas Land & Investment Ltd.	365,000	1,146,496
China Unicom (Hong Kong) Ltd.	600,000	845,888
Chow Tai Fook Jewellery Group Ltd. (a)	430,000	420,468
(Cost $3,910,518)		4,241,066
India 8.7%
Coal India Ltd.	182,386	1,251,997
Dr. Reddy's Laboratories Ltd.	15,300	978,121
HDFC Bank Ltd. (ADR)	3,389	211,711
Hero MotoCorp Ltd.	15,300	642,940
ICICI Bank Ltd.	275,000	1,299,552
Infosys Ltd.	28,400	478,916
Tata Motors Ltd.*	39,036	234,282
Tech Mahindra Ltd.	90,164	744,591
Yes Bank Ltd.	37,000	479,103
(Cost $5,317,299)		6,321,213
Indonesia 0.8%
PT Indofood Sukses Makmur Tbk (Cost $788,645)	1,315,000	591,353
Korea 15.8%
Cheil Industries, Inc.*	2,179	311,911
Hana Financial Group, Inc.	22,700	566,431
Hyundai Department Store Co., Ltd.	2,800	352,311
Hyundai Motor Co.	9,630	1,228,357
Korea Electric Power Corp.	15,700	686,794
KT Corp.*	27,000	707,348
Naver Corp.	1,350	603,344
POSCO	2,800	468,465
Samsung Electronics Co., Ltd.	3,100	3,144,571
Samsung Fire & Marine Insurance Co., Ltd.	3,300	789,506
Samsung SDS Co., Ltd.	997	249,644
Shinhan Financial Group Co., Ltd.	27,000	967,800
Shinsegae Co., Ltd.	2,000	356,247
SK Hynix, Inc.	35,200	1,118,441
(Cost $13,115,261)		11,551,170
Malaysia 1.4%
Sime Darby Bhd. (Cost $1,347,364)	446,000	1,015,599
Mexico 4.3%
Alfa SAB "A"	95,000	188,732
America Movil SAB de CV "L"	700,919	681,670
Arca Continental SAB de CV	33,469	201,011
Cemex SAB de CV (Units)	522,413	445,490
Fibra Uno Administracion SA de CV (REIT)	280,000	672,695
Grupo Mexico SAB de CV "B"	346,000	945,071
(Cost $3,692,659)		3,134,669
Philippines 3.3%
Ayala Corp.	57,200	975,668
GT Capital Holdings, Inc.	35,045	1,073,712
SM Prime Holdings, Inc.	820,000	384,491
(Cost $2,011,858)		2,433,871
Russia 1.6%
LUKOIL PJSC (ADR)	5,000	204,500
Magnit PJSC (GDR) REG S	17,500	949,375
(Cost $752,004)		1,153,875
South Africa 6.4%
Aspen Pharmacare Holdings Ltd.*	48,000	1,408,775
FirstRand Ltd.	73,000	315,443
MTN Group Ltd.	27,000	449,406
Naspers Ltd. "N"	5,200	727,783
Shoprite Holdings Ltd.	28,400	379,038
The Foschini Group Ltd.	61,000	697,288
Woolworths Holdings Ltd.	82,700	649,010
(Cost $3,615,094)		4,626,743
Taiwan 14.1%
Advanced Semiconductor Engineering, Inc.	676,000	780,747
Cathay Financial Holding Co., Ltd.	520,000	839,693
CTBC Financial Holding Co., Ltd.	116,716	84,629
Delta Electronics, Inc.	140,000	689,437
Fubon Financial Holding Co., Ltd.	560,000	1,020,498
Hermes Microvision, Inc.	11,000	548,754
Hon Hai Precision Industry Co., Ltd.	263,240	756,315
Largan Precision Co., Ltd.	12,500	1,269,651
MediaTek, Inc.	57,600	605,669
Taiwan Semiconductor Manufacturing Co., Ltd.	838,000	3,672,424
(Cost $8,307,484)		10,267,817
Thailand 0.4%
Bangkok Bank PCL (Foreign Registered) (Cost $432,164)	65,000	305,618
Turkey 1.8%
Eregli Demir ve Celik Fabrikalari TAS	454,977	683,716
Turk Hava Yollari*	126,000	411,313
Turkiye Vakiflar Bankasi TAO "D" (a)	154,000	232,288
(Cost $1,231,771)		1,327,317
Total Equity Securities (Cost $64,500,263)		65,384,379
Securities Lending Collateral 2.2%
Daily Assets Fund Institutional, 0.18% (b) (c) (Cost $1,637,168)	1,637,168	1,637,168
Cash Equivalents 7.8%
Central Cash Management Fund, 0.10% (b) (Cost $5,685,213)	5,685,213	5,685,213
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $71,822,644) †	99.7	72,706,760
Other Assets and Liabilities, Net	0.3	228,947
Net Assets	100.0	72,935,707

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $72,065,214. At July 31, 2015, net unrealized appreciation for all securities based on tax cost was $641,546. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,780,491 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,138,945.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2015 amounted to $1,569,491, which is 2.2% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust

At July 31, 2015 the Deutsche Emerging Markets Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Financials	19,428,831	29.7%
Information Technology	17,887,824	27.4%
Consumer Discretionary	7,818,472	12.0%
Telecommunication Services	4,512,526	6.9%
Energy	3,780,599	5.8%
Materials	3,351,300	5.1%
Consumer Staples	3,281,302	5.0%
Health Care	2,476,095	3.8%
Industrials	1,927,555	2.9%
Utilities	919,875	1.4%
Total	65,384,379	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Brazil	$4,066,002	$—	$—	$4,066,002
China	3,242,774	10,872,211	—	14,114,985
Czech Republic	—	233,081	—	233,081
Hong Kong	—	4,241,066	—	4,241,066
India	211,711	6,109,502	—	6,321,213
Indonesia	—	591,353	—	591,353
Korea	—	11,551,170	—	11,551,170
Malaysia	—	1,015,599	—	1,015,599
Mexico	3,134,669	—	—	3,134,669
Philippines	—	2,433,871	—	2,433,871
Russia	1,153,875	—	—	1,153,875
South Africa	—	4,626,743	—	4,626,743
Taiwan	—	10,267,817	—	10,267,817
Thailand	—	305,618	—	305,618
Turkey	—	1,327,317	—	1,327,317
Short-Term Investments (d)	7,322,381	—	—	7,322,381
Total	$19,131,412	$53,575,348	$—	$72,706,760

There have been no transfers between fair value measurement levels during the period ended July 31, 2015.
(d)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Equity Securities
Balance as of October 31, 2014	$2,447,311
Realized gain (loss)	2,887,870
Change in unrealized appreciation (depreciation)	(867,263)
Amortization premium/discount	—
Purchases	—
(Sales)	(4,467,918)
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of July 31, 2015	$—
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2015	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Emerging Markets Equity Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2015